Intangible Assets	6 Months Ended
Jun. 30, 2016
Intangible Assets [Abstract]
Intangible Assets
NOTE 6 - INTANGIBLE ASSETS
Intangible assets as of June 30, 2016 and December 31, 2015 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2014	$158,987	$(84,932)	$74,055
Additions	—	(18,716)	(18,716)
Write-off	(31,199)	31,199	—
Favorable lease terms December 31, 2015	$127,788	$(72,449)	$55,339
Additions	—	(8,519)	(8,519)
Favorable lease terms June 30, 2016	$127,788	$(80,968)	$46,820

Amortization expense of favorable lease terms for the three and six month periods ended June 30, 2016 and 2015 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Favorable lease terms charter-out	$(4,405)	$(4,655)	$(8,519)	$(9,310)
Total	$(4,405)	$(4,655)	$(8,519)	$(9,310)

The aggregate amortization of the intangibles for the 12-month periods ended June 30 is estimated to be as follows:

Year	Amount
2017	$17,620
2018	11,500
2019	7,237
2020	6,103
2021	2,942
2022 and thereafter	1,418
$46,820

As of December 31, 2015, acquisition cost and accumulated amortization, each amounting $31,199, was written-off as the intangible asset associated with the favorable lease that was fully amortized of the Navios Fulvia.
Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 9.6 years for favorable lease terms charter out.